SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					9 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2013	Jan. 21, 2013	Jun. 23, 2010	May 31, 2008	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding							23,049,639	23,032,448	22,894,348	16,398,872
Sale of Stock						6,170,386
Net Proceeds from right offering						$ 23,617
Sale of Stock per share price						$ 3.86
Expense related to right offering						$ 201
Weighted-average grant date fair value							$ 1.73		$ 1.53
Total intrinsic value of options exercised							$ 17	$ 174	$ 300
Non-vested share-based compensation arrangements, unrecognized compensation costs							$ 843
Unrecognized compensation cost, weighted-average recognition period							4 years
Issuance of common stock, shares, warrants	838,203		898,203
Warrants issued upon the acquisition of CyberSeal	$ 375		$ 1,500
Warrants, exercise price			$ 4.16
Warrants exercised								60,000
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term				10 years
Number of additional shares authorized		500,000
Number of shares available for grant							230,026
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized					1,000,000